TIAA-CREF LIFESTYLE FUNDS - Lifestyle Income Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%
a
FIXED INCOME—39.8%
1,907,298 TIAA-CREF Core Bond Fund $ 20,713,257
1,877,943 TIAA-CREF Core Plus Bond Fund 20,732,495
TOTAL FIXED INCOME 41,445,752
INTERNATIONAL EQUITY—6.3%
22,975 Nuveen International Growth Fund 1,389,764
65,097 TIAA-CREF Emerging Markets Equity Fund 817,623
133,876 TIAA-CREF International Equity Fund 1,955,928
68,225 TIAA-CREF International Opportunities Fund 1,382,233
74,703 TIAA-CREF Quant International Small-Cap Equity Fund 944,996
TOTAL INTERNATIONAL EQUITY 6,490,544
SHORT-TERM FIXED INCOME—39.9%
3,958,144 TIAA-CREF Short-Term Bond Fund 41,481,350
TOTAL SHORT-TERM FIXED INCOME 41,481,350
U.S. EQUITY—13.9%
132,564 Nuveen Dividend Value Fund 2,152,846
37,338 Nuveen Santa Barbara Dividend Growth Fund 2,053,956
104,006 TIAA-CREF Growth & Income Fund 2,055,167
88,200 TIAA-CREF Large-Cap Growth Fund 2,365,512
39,593 TIAA-CREF Large-Cap Growth Index Fund 2,364,504
94,616 TIAA-CREF Large-Cap Value Fund 2,150,629
27,186 TIAA-CREF Quant Small-Cap Equity Fund 617,405
40,604 TIAA-CREF Quant Small/Mid-Cap Equity Fund 720,728
TOTAL U.S. EQUITY 14,480,747
TOTAL AFFILIATED INVESTMENT COMPANIES 103,898,393
(Cost $95,723,186)
TOTAL INVESTMENTS—99.9% 103,898,393
(Cost $95,723,186)
OTHER ASSETS & LIABILITIES, NET—0.1% 99,356
NET ASSETS—100.0% $ 103,997,749
a The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Conservative Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.3%
a
FIXED INCOME—39.9%
3,544,376 TIAA-CREF Core Bond Fund $ 38,491,921
10,469,762 TIAA-CREF Core Plus Bond Fund 115,586,175
TOTAL FIXED INCOME 154,078,096
INTERNATIONAL EQUITY—12.5%
171,017 Nuveen International Growth Fund 10,344,840
483,092 TIAA-CREF Emerging Markets Equity Fund 6,067,631
994,670 TIAA-CREF International Equity Fund 14,532,135
507,718 TIAA-CREF International Opportunities Fund 10,286,367
555,929 TIAA-CREF Quant International Small-Cap Equity Fund 7,032,507
TOTAL INTERNATIONAL EQUITY 48,263,480
SHORT-TERM FIXED INCOME—20.0%
7,356,046 TIAA-CREF Short-Term Bond Fund 77,091,366
TOTAL SHORT-TERM FIXED INCOME 77,091,366
U.S. EQUITY—27.9%
985,781 Nuveen Dividend Value Fund 16,009,089
277,337 Nuveen Santa Barbara Dividend Growth Fund 15,256,315
773,258 TIAA-CREF Growth & Income Fund 15,279,579
655,781 TIAA-CREF Large-Cap Growth Fund 17,588,050
294,329 TIAA-CREF Large-Cap Growth Index Fund 17,577,314
703,935 TIAA-CREF Large-Cap Value Fund 16,000,440
201,870 TIAA-CREF Quant Small-Cap Equity Fund 4,584,475
302,280 TIAA-CREF Quant Small/Mid-Cap Equity Fund 5,365,471
TOTAL U.S. EQUITY 107,660,733
TOTAL AFFILIATED INVESTMENT COMPANIES 387,093,675
(Cost $335,442,911)
TOTAL INVESTMENTS—100.3% 387,093,675
(Cost $335,442,911)
OTHER ASSETS & LIABILITIES, NET—(0.3)% (1,199,309)
NET ASSETS—100.0% $ 385,894,366
a The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Moderate Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE MODERATE FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%
a
FIXED INCOME—39.6%
23,584,278 TIAA-CREF Core Plus Bond Fund $ 260,370,427
TOTAL FIXED INCOME 260,370,427
INTERNATIONAL EQUITY—18.6%
433,668 Nuveen International Growth Fund 26,232,578
1,223,883 TIAA-CREF Emerging Markets Equity Fund 15,371,971
2,522,550 TIAA-CREF International Equity Fund 36,854,448
1,288,449 TIAA-CREF International Opportunities Fund 26,103,974
1,408,562 TIAA-CREF Quant International Small-Cap Equity Fund 17,818,306
TOTAL INTERNATIONAL EQUITY 122,381,277
U.S. EQUITY—41.5%
2,499,003 Nuveen Dividend Value Fund 40,583,814
702,709 Nuveen Santa Barbara Dividend Growth Fund 38,656,026
1,956,636 TIAA-CREF Growth & Income Fund 38,663,118
1,661,916 TIAA-CREF Large-Cap Growth Fund 44,572,581
746,120 TIAA-CREF Large-Cap Growth Index Fund 44,558,295
1,786,183 TIAA-CREF Large-Cap Value Fund 40,599,939
511,653 TIAA-CREF Quant Small-Cap Equity Fund 11,619,630
764,910 TIAA-CREF Quant Small/Mid-Cap Equity Fund 13,577,156
TOTAL U.S. EQUITY 272,830,559
TOTAL AFFILIATED INVESTMENT COMPANIES 655,582,263
(Cost $532,843,632)
TOTAL INVESTMENTS—99.7% 655,582,263
(Cost $532,843,632)
OTHER ASSETS & LIABILITIES, NET—0.3% 1,905,187
NET ASSETS—100.0% $ 657,487,450
a The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
FIXED INCOME—19.8%
6,196,735 TIAA-CREF Core Plus Bond Fund $ 68,411,950
TOTAL FIXED INCOME 68,411,950
INTERNATIONAL EQUITY—24.8%
304,334 Nuveen International Growth Fund 18,409,162
860,381 TIAA-CREF Emerging Markets Equity Fund 10,806,390
1,764,955 TIAA-CREF International Equity Fund 25,785,990
901,990 TIAA-CREF International Opportunities Fund 18,274,319
986,163 TIAA-CREF Quant International Small-Cap Equity Fund 12,474,961
TOTAL INTERNATIONAL EQUITY 85,750,822
U.S. EQUITY—55.4%
1,749,292 Nuveen Dividend Value Fund 28,408,499
491,555 Nuveen Santa Barbara Dividend Growth Fund 27,040,466
1,373,396 TIAA-CREF Growth & Income Fund 27,138,295
1,160,804 TIAA-CREF Large-Cap Growth Fund 31,132,757
523,541 TIAA-CREF Large-Cap Growth Index Fund 31,265,898
1,251,944 TIAA-CREF Large-Cap Value Fund 28,456,695
358,120 TIAA-CREF Quant Small-Cap Equity Fund 8,132,896
537,440 TIAA-CREF Quant Small/Mid-Cap Equity Fund 9,539,564
TOTAL U.S. EQUITY 191,115,070
TOTAL AFFILIATED INVESTMENT COMPANIES 345,277,842
(Cost $266,641,829)
TOTAL INVESTMENTS—100.0% 345,277,842
(Cost $266,641,829)
OTHER ASSETS & LIABILITIES, NET—0.0% 139,710
NET ASSETS—100.0% $ 345,417,552
a The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Lifestyle Aggressive Growth Fund

TIAA-CREF LIFESTYLE FUNDS
LIFESTYLE AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
August 31, 2021
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%
a
INTERNATIONAL EQUITY—31.0%
285,327 Nuveen International Growth Fund $ 17,259,455
808,860 TIAA-CREF Emerging Markets Equity Fund 10,159,280
1,657,453 TIAA-CREF International Equity Fund 24,215,390
849,441 TIAA-CREF International Opportunities Fund 17,209,683
926,846 TIAA-CREF Quant International Small-Cap Equity Fund 11,724,598
TOTAL INTERNATIONAL EQUITY 80,568,406
U.S. EQUITY—69.0%
1,643,853 Nuveen Dividend Value Fund 26,696,176
463,068 Nuveen Santa Barbara Dividend Growth Fund 25,473,373
1,287,881 TIAA-CREF Growth & Income Fund 25,448,522
1,092,686 TIAA-CREF Large-Cap Growth Fund 29,305,851
491,188 TIAA-CREF Large-Cap Growth Index Fund 29,333,725
1,172,366 TIAA-CREF Large-Cap Value Fund 26,647,878
336,879 TIAA-CREF Quant Small-Cap Equity Fund 7,650,512
503,089 TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,929,821
TOTAL U.S. EQUITY 179,485,858
TOTAL AFFILIATED INVESTMENT COMPANIES 260,054,264
(Cost $193,709,149)
TOTAL INVESTMENTS—100.0% 260,054,264
(Cost $193,709,149)
OTHER ASSETS & LIABILITIES, NET—0.0% 17,498
NET ASSETS—100.0% $ 260,071,762
a The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF LIFESTYLE FUNDS - Notes to schedules of investments (unaudited)

Organization and significant accounting policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S.
GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements.
Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
As of August 31, 2021 , all of the investments in the Funds were valued based on Level 1 inputs.
A13441-D (10/21)